INTANGIBLES - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 15	$ 15	$ 61	$ 49
Intangible asset - Part 135 certificate	1,200		1,200	1,363
Gain from sale of consolidated entity	0	387	387	0
Impairment of certificates	$ 0	0	0	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fly Dreams, LLC
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset carrying value			163
Selling price		550	550
Gain from sale of consolidated entity		$ 387	$ 387